UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


                   Report for the Quarter Ended June 30, 2003



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                          Form 13F File Number: 28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                  Fred J. Runk
                       Senior Vice President and Treasurer
                                 (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      August 13, 2003
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F COMBINATION REPORT.








                                   Page 1 of 4
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                              FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                        4
                                                      ----------

Form 13F Information Table Entry Total:                  61
                                                      ----------

Form 13F Information Table Value Total (thousands):   $ 897,463
                                                      ----------



Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1. 28-5042 AFC Holding Company

       2. 28-497 American Financial Corporation

       3. 28-498 Great American Insurance Company

       4. 28-2414 Americam Premier Underwriters, Inc.


























                                     Page 2
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
                                                       FORM 13F INFORMATION TABLE


                                                             Column 4:  Column 5:                               Column 8:
                                   Column 2:                  Market    Shares or    Column 6: Column 7:    Voting Authority
        Column 1:                  Title of       Column 3:    Value    Principal   Investment    Other ---------------------------
     Name of Issuer                  Class          CUSIP     (000's)     Amount    Discretion Managers    Sole    Shared    None
     --------------             ---------------- ----------- --------- ------------ ---------- -------- ---------- ------ ---------
HOLDINGS OF GREAT AMERICAN INSURANCE COMPANY
--------------------------------------------
AOL TIME WARNER INC                   COM        00184A 10 5      421      26,149SH   Defined   1,2,3       26,149
CIT GROUP INC                         COM        125581 10 8    1,602      65,000SH   Defined     "         65,000
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9      571      27,500SH   Defined     "         27,500
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4    6,691   1,884,840SH   Defined     "                       1,884,840
COMCAST CORP NEW                     CL A        20030N 10 1      608      20,153SH   Defined     "         20,153
COMCAST CORP NEW                   CL A SPL      20030N 20 0    1,015      35,000SH   Defined     "                          35,000
CONAGRA FOODS INC                     COM        205887 10 2      590      25,000SH   Defined     "         25,000
DPL INC                               COM        233293 10 9    6,292     394,700SH   Defined     "        394,700
GREAT AMERN FINL RES INC              COM        389915 10 9  459,637  35,059,995SH   Defined     "     35,059,995
KEYCORP NEW                           COM        493267 10 8    1,769      70,000SH   Defined     "         70,000
KROGER CO                             COM        501044 10 1      125       7,500SH   Defined     "          7,500
MARSH SUPERMARKETS INC               CL B        571783 20 8    2,322     189,543SH   Defined     "                         189,543
MARSH SUPERMARKETS INC               CL A        571783 30 7    9,050     729,844SH   Defined     "        729,844
PNC FINL SVCS GROUP INC               COM        693475 10 5    3,124      64,000SH   Defined     "         64,000
PROVIDENT FINL GROUP INC              COM        743866 10 5  143,486   5,572,271SH   Defined     "      5,572,271
QWEST COMMUNICATIONS INTL INC         COM        749121 10 9       86      17,902SH   Defined     "         17,902
RCN CORP                              COM        749361 10 1       42      21,000SH   Defined     "         21,000
SAFEWAY INC                         COM NEW      786514 20 8    1,046      51,100SH   Defined     "         51,100
SEABULK INTL INC                      COM        81169P 10 1      632      72,499SH   Defined     "         72,499
SEPRACOR INC                          COM        817315 10 4    1,850     103,200SH   Defined     "        103,200
TENET HEALTHCARE CORP                 COM        88033G 10 0    1,049      90,000SH   Defined     "         90,000
TYCO INTL LTD NEW                     COM        902124 10 6    2,562     135,000SH   Defined     "        135,000
UNITED AUTO GROUP INC                 COM        909440 10 9      494      22,700SH   Defined     "         22,700
WALTER INDS INC                       COM        93317Q 10 5      917      78,000SH   Defined     "         78,000
WASHINGTON MUT INC                    COM        939322 10 3      832      20,134SH   Defined     "         20,134
WILTEL COMMUNICATNS GROUP INC         COM        972487 10 2    1,820     122,284SH   Defined     "        122,284


HOLDINGS OF AMERICAN PREMIER UNDERWRITERS, INC.
-----------------------------------------------
INFINITY PPTY & CAS CORP              COM        45665Q 10 3  185,271   7,850,465SH   Defined   1,2,4    7,850,465













HOLDINGS OF OTHER ENTITIES EACH HAVING LESS THAN $100 MILLION IN 13F SECURITIES
-------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO               COM        110122 10 8      272      10,000SH   Defined   1,2,3       10,000
BRISTOL MYERS SQUIBB CO               COM        110122 10 8      272      10,000SH    Other                                 10,000
CIT GROUP INC                         COM        125581 10 8    1,603      65,000SH   Defined   1,2,3       65,000
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9    6,836     329,300SH   Defined     "        329,300
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9       62       2,977SH    Other                                  2,977
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4      870     244,942SH   Defined   1,2,3      244,942
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4      852     239,901SH    Other                                239,901
COMCAST CORP NEW                     CL A        20030N 10 1      447      14,800SH    Other                                 14,800
COMCAST CORP NEW                   CL A SPL      20030N 20 0      399      13,760SH    Other                                 13,760
DPL INC                               COM        233293 10 9      159      10,000SH    Other                                 10,000
JOHN HANCOCK BK &THRIFT OPP       SH BEN INT     409735 10 7      594      67,200SH    Other                                 67,200
HOST MARRIOTT CORP NEW                COM        44107P 10 4       93      10,110SH    Other                                 10,110
KROGER CO                             COM        501044 10 1      125       7,500SH   Defined   1,2,3        7,500
LEUCADIA NATL CORP                    COM        527288 10 4      978      26,352SH   Defined   1,2         26,352
MARSH SUPERMARKETS INC               CL B        571783 20 8    5,976     487,801SH    Other                                487,801
METLIFE INC                           COM        59156R 10 8    1,391      49,115SH    Sole                 49,115
POPULAR INC                           COM        733174 10 6    7,296     189,320SH   Defined   1,2,3      189,320
PROVIDENT FINL GROUP INC              COM        743866 10 5   12,867     499,704SH   Defined     "        499,704
PROVIDENT FINL GROUP INC              COM        743866 10 5    5,079     197,239SH    Other                                197,239
RCN CORP                              COM        749361 10 1       39      20,000SH   Defined   1,2,3       20,000
RCN CORP                              COM        749361 10 1       99      50,250SH    Other                                 50,250
SAFEWAY INC                         COM NEW      786514 20 8    1,583      77,300SH   Defined   1,2,3       77,300
SANTANDER BANCORP                     COM        802809 10 3      495      30,250SH   Defined     "         30,250
SEABULK INTL INC                      COM        81169P 10 1    2,120     243,111SH   Defined     "        243,111
SEABULK INTL INC                      COM        81169P 10 1      855      98,000SH    Other                                 98,000
SEPRACOR INC                          COM        817315 10 4      144       8,000SH   Defined   1,2,3        8,000
TENET HEALTHCARE CORP                 COM        88033G 10 0    1,767     151,700SH   Defined     "        151,700
TYCO INTL LTD NEW                     COM        902124 10 6    2,373     125,000SH   Defined     "        125,000
US BANCORP DEL                      COM NEW      902973 30 4      697      28,462SH    Other                                 28,462
UNITED AUTO GROUP INC                 COM        909440 10 9      554      25,400SH   Defined   1,2,3       25,400
WALTER INDS INC                       COM        93317Q 10 5      916      78,000SH   Defined     "         78,000
WASHINGTON MUT INC                    COM        939322 10 3    1,865      45,179SH   Defined     "         45,179
WILTEL COMMUNICATNS GROUP INC         COM        972487 10 2    1,062      71,369SH   Defined     "         71,369
ZENITH NATL INS CORP                  COM        989390 10 9    2,819      98,900SH    Other                                 98,900

                                                             --------
                                 REPORT TOTAL                $897,463
                                                             ========
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